Debt - Schedule of Accounting Basis (Details)	12 Months Ended
Dec. 31, 2025 $ / shares
Effective Interest Method [Member]
Schedule of Accounting Basis [Line Items]
Interest rate	12.00%
Conversion price(s) per share	$ 525
Maturity	Jul. 11, 2025
Simple Interest Method [Member]
Schedule of Accounting Basis [Line Items]
Conversion price(s) per share
Conversion price(s) per share	various
Maturity	Jul. 11, 2025
Fair Value Option [Member]
Schedule of Accounting Basis [Line Items]
Interest rate	10.00%
Conversion price(s) per share	various
Maturity	Jan. 11, 2027
Fair Value Option [Member]
Schedule of Accounting Basis [Line Items]
Interest rate	24.00%
Conversion price(s) per share	$ 37.5
Maturity	Jul. 11, 2025
Fair Value Option [Member]
Schedule of Accounting Basis [Line Items]
Interest rate
Conversion price(s) per share
Maturity	Jul. 11, 2025
Effective Interest Rate [Member]
Schedule of Accounting Basis [Line Items]
Conversion price(s) per share	$ 166.5
Maturity	Jul. 11, 2025
Compounding Interest [Member]
Schedule of Accounting Basis [Line Items]
Interest rate	1.00%
Conversion price(s) per share
Maturity	May 25, 2026
Simple Interest Method [Member]
Schedule of Accounting Basis [Line Items]
Conversion price(s) per share
Maturity	Apr. 11, 2026
Maximum [Member] | Simple Interest Method [Member]
Schedule of Accounting Basis [Line Items]
Interest rate	12.00%
Maximum [Member] | Effective Interest Rate [Member]
Schedule of Accounting Basis [Line Items]
Interest rate	7.00%
Conversion price(s) per share	$ 300
Minimum [Member] | Simple Interest Method [Member]
Schedule of Accounting Basis [Line Items]
Interest rate	0.00%
Minimum [Member] | Effective Interest Rate [Member]
Schedule of Accounting Basis [Line Items]
Interest rate	0.00%
Conversion price(s) per share	$ 37.5